Related Party Transactions (Details) - USD ($) $ in Thousands		Sep. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Due from related parties
Next Cala 360	[1]	$ 56		$ 54
Glocal Payments Solutions Inc. (d/b/a Glocal Card Services)	[2]					36
Total Due from related parties		56		54		36
Related party payables, net of discounts
Due to Dinar Zuz LLC	[3]	355
Due to Cima Telecom Inc.	[4]	413
Due to Next Communications, Inc. (current)		12	[5]	10	[6]	2,972	[6]
Due to Asiya Communications SAPI de C.V. (current)	[7]					26
Michael De Prado (current)	[8]					100
Orlando Taddeo	[9]					2,613
Next Cala 360 (current)	[1]					14
Total Due from related parties		$ 780		$ 10		$ 5,725

[1]	Next Cala 360, is a Florida corporation established and managed by the Company’s Chief Executive Officer.
[2]	Glocal Payments Solutions Inc. (d/b/a Glocal Card Services) is the Company's partner in the NextGlocal Inc. Next Glocal Inc. was dissolved on September 27, 2019.
[3]	Due to the April 6, 2020 180 days Loan Agreement with the Company to borrow up to $462 at an annual interest rate of nine percent (9.0%) (“the second “Dinar Zuz Note”).
[4]	Composed from annual fees in the amount of $300 for the maintenance and support services in accordance with the software maintenance agreement for the first (1st) calendar year from the Effective Date, reimbursement of legal fees in the amount of $65 and other software development services.
[5]	Next Communication, Inc. is a corporation in which the Company’s Chief Executive Officer a controlling interest and serves as the Chief Executive Officer. See disclosure above regarding payments by the Company in connection with the bankruptcy of Next Communication, Inc.
[6]	Next Communication, Inc. is a corporation in which the Company's Chief Executive Officer a controlling interest and serves as the Chief Executive Officer. See disclosure above regarding payments by the Company in connection with the bankruptcy of Next Communication, Inc..
[7]	Asiya Communications SAPI de C.V.is a telecommunications company organized under the laws of Mexico, in which the Company's Chief Executive Officer holds a substantial interest and is involved in active management.
[8]	Michael De Prado is the Company's President. On February 28, 2019, the Company issued 66,402 shares of its Common Stock in settlement of this debt.
[9]	Represents the amount due to Orlando Taddeo from the Limecom Acquisition.